Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of prepaid expenses and other current assets [Abstract]
Advances to suppliers	¥ 26,921	¥ 49,652
Prepaid VAT	17,429	36,315
Rental deposit, current	13,861	27,361
Staff advances	312	5,259
Prepaid consulting expenses	4,839	4,899
Short-term construction deposits	3,081	5,559
Prepaid short-term rent	8,448	5,314
Interest receivable	653	166
Receivables from third-party payment platform	562	563
Others	33,107	33,647
Total	109,213	168,735
Less: Allowance for doubtful accounts	(30,498)	(21,059)
Total	¥ 78,715	¥ 147,676